FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Raw Materials, Freight, Energy Risks and Emission Rights (Details) number in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Emission rights
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	$ 88	$ 317
Derivative notional amount	557	1,170
Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	$ 271	$ 743
Derivative financial liabilities	(245)	(206)
Level 2 | Total raw materials (base metals), freight, energy, emission rights
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	(3)	303
Derivative financial assets	152	351
Derivative financial liabilities	(155)	(48)
Level 2 | Base Metals
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	(6)	(9)
Level 2 | Freight
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	7	0
Level 2 | Energy (oil, gas, electricity)
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	(92)	(5)
Level 2 | Emission rights
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	$ 88	$ 317